   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

   ASSET-BACKED SECURITIES

   Commission File Number of issuing entity:  333-206847-04

   Central Index Key Number of Issuing entity:  0001690577

   Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206847

   Central Index Key Number of depositor:  0001005007

   Banc of America Merrill Lynch Commercial Mortgage Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541557

   Morgan Stanley Mortgage Capital Holdings LLC

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001102113

   Bank of America, National Association

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001682532

   Starwood Mortgage Funding III LLC

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001089877

   KeyBank National Association

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001548567

   CIBC Inc.

   (Exact name of Sponsor as specified in its charter)

   W. Todd Stillerman, Esq.  (980) 388-7451

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   Banc of America Merrill Lynch Commercial Mortgage Inc.

   (Depositor)

   /s/   Leland F. Bunch III

   Leland F. Bunch III, President and Chief Executive Officer

   Dated :  May 24, 2017

   EXHIBIT INDEX

   Exhibit Number             Description

   EX 102                  Asset Data File

   EX 103                  Asset Related Document